EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Total outstanding shares (Details) - shares	Mar. 27, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		16,178,324,920		16,201,212,499
Preference shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		7,565,150,834		7,542,263,255